INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2019
INTANGIBLE ASSETS
Schedule of Intangible Assets

NTD
Technology

Cost
Balance, September 30, 2017, 2018 and 2019	$361,284

Accumulated Amortization
Balance, September 30, 2017	$123,958
Amortization expense	18,298

Balance, September 30, 2018	$142,256
Amortization expense	18,297

Balance, September 30, 2019	$160,553

Net Book Value
Balance, September 30, 2018	$219,028
Balance, September 30, 2019	$200,731